Institutional, Class S and Investor Shares | KNIGHTS OF COLUMBUS CORE BOND FUND
KNIGHTS OF COLUMBUS CORE BOND FUND
INVESTMENT OBJECTIVE
The Knights of Columbus Core Bond Fund (the "Core Bond Fund" or the "Fund") seeks current income and capital preservation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Shareholder Fees	Institutional, Class S and Investor Shares KNIGHTS OF COLUMBUS CORE BOND FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses One - Institutional, Class S and Investor Shares - KNIGHTS OF COLUMBUS CORE BOND FUND		Institutional Shares	Class S Shares	Investor Shares
Management Fees		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.04%	0.12%
Other Operating Expenses		0.79%	0.79%	0.85%
Other Expenses		0.79%	0.83%	0.97%
Total Annual Fund Operating Expenses		1.19%	1.23%	1.62%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.69%)	(0.53%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.50%	0.70%	0.95%
[1]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.50%, 0.70% and 0.95% of the Fund's Institutional Shares', Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional, Class S and Investor Shares - KNIGHTS OF COLUMBUS CORE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES	51	309	588	1,382
CLASS S SHARES	72	338	625	1,442
INVESTOR SHARES	97	446	818	1,865

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade ("high yield" or "junk bonds"). The Fund may invest in securities with any maturity or duration.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company's financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

MUNICIPAL BONDS RISK -- The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

CORPORATE FIXED INCOME SECURITIES RISK -- The prices of the Fund's corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's Institutional Shares' performance for the 2016 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investor Shares of the Fund commenced operations on June 30, 2016 and, therefore, do not have performance history for a full calendar year. Accordingly, no performance information is presented for Investor Shares. Class S Shares of the Fund commenced operations on July 14, 2015 and, therefore, the returns provided for Class S Shares in the performance table incorporate the returns of Institutional Shares of the Fund for periods before July 14, 2015. Investor Shares and Class S Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Investor Shares and Class S Shares are higher than the expenses of Institutional Shares, in which case the returns for Investor Shares and Class S Shares would be lower than those of Institutional Shares.

Updated performance information is available on the Fund's website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
2.70%	(2.51)%
(03/31/2016)	(12/31/2016)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Shares only. After-tax returns for Class S Shares will vary.

Average Annual Total Returns - Institutional, Class S and Investor Shares - KNIGHTS OF COLUMBUS CORE BOND FUND	Label	1 Year	Since Inception	Inception Date
INSTITUTIONAL SHARES	FUND RETURNS BEFORE TAXES	3.12%	1.29%	Feb. 27, 2015
INSTITUTIONAL SHARES | After Taxes on Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	2.07%	0.30%	Feb. 27, 2015
INSTITUTIONAL SHARES | After Taxes on Distributions and Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	1.77%	0.54%	Feb. 27, 2015
CLASS S SHARES	FUND RETURNS BEFORE TAXES	3.09%	2.69%	Feb. 27, 2015
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	1.11%	Feb. 27, 2015